INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

5.    INVENTORIES

	As of December 31,
	2022	2023
	RMB	RMB	US$

Raw materials	886,336	1,487,226	209,471
Packaging and other supplies	289,537	651,634	91,781
Pre-made food and beverage items	30,594	65,140	9,175
	1,206,467	2,204,000	310,427